PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative)	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Accounts receivable percentage	20.70%